Other Payables and Accruals	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Other Payables and Accruals
8.	Other payables and Accruals

	June 30, 2021	December 31, 2020
	(Unaudited)	(Audited)
	$	$
Accrued payroll and welfare payable	1,790	12,882
VAT and other taxes payable	208	6,380
Others (a)	575,226	501,678
	577,224	520,940

(a) Others primarily consist of rental payable.

9.	Other payables and Accruals

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Accrued payroll and welfare payable	12,882	10,820
VAT and other taxes payable	6,380	557
Others (a)	501,678	284,241
	520,940	295,618

(a) Others primarily consist of rental payable.